Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Components Of Debt
The components of the Company’s debt were as follows ($ in millions):

	March 31, 2017	December 31, 2016
U.S. dollar-denominated commercial paper	$2,268.4	$2,733.5
Euro-denominated commercial paper (€3.0 billion and €3.0 billion, respectively)	3,167.9	3,127.6
Floating rate senior unsecured notes due 2017 (€500.0 million aggregate principal amount) (the “2017 Euronotes”)	533.3	526.0
0.0% senior unsecured bonds due 2017 (CHF 100.0 million aggregate principal amount) (the “2017 CHF Bonds”)	99.6	98.0
1.65% senior unsecured notes due 2018	498.4	498.1
1.0% senior unsecured notes due 2019 (€600.0 million aggregate principal amount) (the “2019 Euronotes”)	637.5	628.6
2.4% senior unsecured notes due 2020	497.0	496.8
5.0% senior unsecured notes due 2020	402.5	402.6
Zero-coupon Liquid Yield Option Notes (LYONs) due 2021	68.5	68.1
0.352% senior unsecured notes due 2021 (¥30.0 billion aggregate principal amount)	268.5	255.6
1.7% senior unsecured notes due 2022 (€800.0 million aggregate principal amount) (the “2022 Euronotes”)	848.0	836.5
0.5% senior unsecured bonds due 2023 (CHF 540.0 million aggregate principal amount) (the “2023 CHF Bonds”)	541.0	532.3
2.5% senior unsecured notes due 2025 (€800.0 million aggregate principal amount) (the “2025 Euronotes”)	848.4	836.8
3.35% senior unsecured notes due 2025	495.9	495.8
1.125% senior unsecured bonds due 2028 (CHF 110.0 million aggregate principal amount) (the “2028 CHF Bonds”)	110.6	108.8
4.375% senior unsecured notes due 2045	499.3	499.3
Other	165.5	124.6
Total debt	11,950.3	12,269.0
Less: currently payable	2,221.0	2,594.8
Long-term debt	$9,729.3	$9,674.2

The components of the Company’s debt as of December 31 were as follows ($ in millions):

	2016	2015
U.S. dollar-denominated commercial paper	$2,733.5	$920.0
Euro-denominated commercial paper (€3.0 billion and €2.8 billion, respectively)	3,127.6	3,096.9
2.3% senior unsecured notes due 2016 (the “2016 Notes”)	—	500.0
4.0% senior unsecured bonds due 2016 (CHF 120.0 million aggregate principal amount) (“the 2016 Bonds”)	—	122.6
Floating rate senior unsecured notes due 2017 (€500.0 million aggregate principal amount) (the “2017 Euronotes”)	526.0	544.8
0.0% senior unsecured bonds due 2017 (CHF 100.0 million aggregate principal amount) (the “2017 CHF Bonds”)	98.0	99.7
5.625% senior unsecured notes due 2018 (the “2018 Notes”)	—	500.0
1.65% senior unsecured notes due 2018 (the “2018 U.S. Notes”)	498.1	497.1
5.4% senior unsecured notes due 2019 (the “2019 Notes”)	—	750.0
1.0% senior unsecured notes due 2019 (€600.0 million aggregate principal amount) (the “2019 Euronotes”)	628.6	651.0
2.4% senior unsecured notes due 2020 (the “2020 U.S. Notes”)	496.8	495.9
5.0% senior unsecured notes due 2020 (the “2020 Assumed Pall Notes”)	402.6	410.7
Zero-coupon LYONs due 2021	68.1	72.6
0.352% senior unsecured notes due 2021 (¥30.0 billion aggregate principal amount) (the “2021 Yen Notes”)	255.6	—
3.9% senior unsecured notes due 2021 (the “2021 Notes”)	—	600.0
1.7% senior unsecured notes due 2022 (€800.0 million aggregate principal amount) (the “2022 Euronotes”)	836.5	866.8
0.5% senior unsecured bonds due 2023 (CHF 540.0 million aggregate principal amount) (the “2023 CHF Bonds”)	532.3	541.6
2.5% senior unsecured notes due 2025 (€800.0 million aggregate principal amount) (the “2025 Euronotes”)	836.8	867.9
3.35% senior unsecured notes due 2025 (the “2025 U.S. Notes”)	495.8	495.3
1.125% senior unsecured bonds due 2028 (CHF 110.0 million aggregate principal amount) (the “2028 CHF Bonds”)	108.8	110.7
4.375% senior unsecured notes due 2045 (the “2045 U.S. Notes”)	499.3	499.3
Other	124.6	227.5
Total debt	12,269.0	12,870.4
Less: currently payable	2,594.8	845.2
Long-term debt	$9,674.2	$12,025.2
The following summarizes the key terms for the Company’s long-term debt as of December 31, 2016:

	Outstanding Balance as of December 31, 2016	Stated Annual Interest Rate	Issue Price	Issue Date	Maturity Date	Interest Payment Dates (in arrears)
2017 Euronotes (1)	$526.0	three-month EURIBOR + 0.45%	100%	July 8, 2015	June 30, 2017	March 30, June 30, September 30 and December 30
2017 CHF Bonds (2)	98.0	0.0%	100.14%	December 8, 2015	December 8, 2017	December 8
2018 U.S. Notes (3)	498.1	1.65%	99.866%	September 15, 2015	September 15, 2018	March 15 and September 15
2019 Euronotes (1)	628.6	1.0%	99.696%	July 8, 2015	July 8, 2019	July 8
2020 U.S. Notes (3)	496.8	2.4%	99.757%	September 15, 2015	September 15, 2020	March 15 and September 15
2020 Assumed Pall Notes (5)	402.6	5.0%	not applicable	not applicable	June 15, 2020	June 15 and December 15
2021 LYONs	68.1	see below	not applicable	January 22, 2001	January 22, 2021	January 22 and July 22
2021 Yen Notes (4)	255.6	0.352%	100%	February 28, 2016	March 16, 2021	September 16
2022 Euronotes (1)	836.5	1.7%	99.651%	July 8, 2015	January 4, 2022	January 4
2023 CHF Bonds (2)	532.3	0.5%	100.924%	December 8, 2015	December 8, 2023	December 8
2025 Euronotes (1)	836.8	2.5%	99.878%	July 8, 2015	July 8, 2025	July 8
2025 U.S. Notes (3)	495.8	3.35%	99.857%	September 15, 2015	September 15, 2025	March 15 and September 15
2028 CHF Bonds (2)	108.8	1.125%	101.303%	December 8, 2015	December 8, 2028	December 8
2045 U.S. Notes (3)	499.3	4.375%	99.784%	September 15, 2015	September 15, 2045	March 15 and September 15
U.S. dollar and euro-denominated commercial paper	5,861.1	various	various	various	various	various
Other	124.6	various	various	various	various	various
Total debt	$12,269.0

(1)
The net proceeds, after underwriting discounts and commissions and offering expenses, of approximately €2.7 billion (approximately $3.0 billion based on currency exchange rates as of the date of issuance) from these notes were used to pay a portion of the purchase price for the Pall Acquisition.

(2)
The net proceeds, including the related premium, and after underwriting discounts and commissions and offering expenses, of approximately CHF 755 million ($732 million based on currency exchange rates as of date of issuance) from these bonds were used to repay a portion of the commercial paper issued to finance the Pall Acquisition.

(3)
The net proceeds, after underwriting discounts and commissions and offering expenses, of approximately $2.0 billion from these notes were used to repay a portion of the commercial paper issued to finance the Pall Acquisition.

(4)
The net proceeds, after offering expenses, of approximately ¥29.9 billion (approximately $262 million based on currency exchange rates as of the date of issuance) from these notes were used to repay a portion of the commercial paper borrowings issued to finance the Pall Acquisition.

(5)
In connection with the Pall Acquisition, the Company acquired senior unsecured notes previously issued by Pall with an aggregate principal amount of $375 million. In accordance with accounting for business combinations, the Assumed Pall Notes were recorded at their fair value of $417 million on the date of acquisition and for accounting purposes, interest charges on these notes recorded in the Company’s Consolidated Statement of Earnings reflect an effective interest rate of approximately 2.9% per year.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	The Company’s minimum principal payments for the next five years are as follows ($ in millions):

2017	$2,594.8
2018	496.4
2019	627.2
2020	4,899.2
2021	323.0
Thereafter	3,328.4